Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

 March 9, 2017

LStar Capital Finance II, Inc.

888 Seventh Avenue

New York, New York 10019

LStar Depositor, LLC

Hudson Americas L.P.

2711 North Haskell Avenue, Suite 1700

Dallas, Texas 75204

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by LStar Depositor, LLC, LStar Capital Finance II, Inc. and its affiliate, Hudson Americas L.P., (collectively, the “Company”) and Citigroup Global Markets Inc. and Wells Fargo Securities, LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of LSTAR Commercial Mortgage Trust 2017-5, Commercial Mortgage Pass-Through Certificates, Series 2017-5 (the “Transaction”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On March 9, 2017, representatives of the Company provided us with a computer-generated data file (the “Data File”) containing certain loan and property characteristics relating to a pool of 29 commercial mortgage loans secured by 32 mortgaged properties (collectively, the “Mortgage Assets”) expected to be included in the Transaction.

Member of Deloitte Touche Tohmatsu

2

From January 19, 2017 through March 9, 2017, representatives of the Company provided us with access to certain loan and property documentation (the “Source Documents” as listed in the attached Appendix) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in the attached Appendix) to the corresponding information set forth on or derived from the Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the comparisons or recomputations described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information and methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

Appendix

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Mortgage Assets (as applicable):

The promissory note, consolidated, amended and restated promissory note, loan agreement, servicer billing statement (collectively, the “Note”);

The deed of trust, mortgage, security agreement (collectively, the “Mortgage”);

The guaranty agreement (the “Guaranty”);

The real estate property appraisal report (the “Appraisal”);

The property condition report (the “Engineering Report”);

The approval memo (the “Approval Memo”);

The ground lease (the “Ground Lease”);

The borrower rent roll, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);

The title policy or pro-forma title policy (collectively, the “Title Policy”);

The phase I environmental report (the “Phase I Report”);

The phase II environmental report (the “Phase II Report”);

The seismic report (the “Seismic Report”);

The AEI seismic zone map (the “Seismic Map”);

The asset summary report (the “ASR”);

The property hazard and liability Insurance Certificate (the “Insurance Certificate”);

The electronic servicer data file (the “Servicer Data File”); and

The electronic property underwriting model (the “UW Model”).

The Note, Mortgage, Guaranty, Appraisal, Engineering Report, Approval Memo, Ground Lease, Rent Roll, Title Policy, Phase I Report, Phase II Report, Seismic Report, Seismic Map, ASR, Insurance Certificate, Servicer Data File and UW Model are collectively referred to as the “Source Documents.”

	Characteristic from the Data File	Source Documents used
1	Hudson ID	N/A - Identifier
2	Pool ID	N/A - Identifier
3	SERVICER ID#	N/A - Identifier
4	Name	N/A - Identifier
5	Collateral Type	Mortgage
6	Lien	Title Policy
7	Loan Type	Note
8	Gross Coupon	Note
9	Junior Loan Gross Coupon	Not applicable
10	Current Balance	Refer to calculation procedures below
11	Original Balance	Note
12	Senior Loan Balance	Not applicable
13	Pari Passu Loan Balance	Note
14	Junior Loan Balance	Not applicable
15	Contributed Current Balance	Refer to calculation procedures below
16	Contributed Original Balance	N/A - Provided by Company
17	Current B-Participation Balance	Not applicable
18	Remaining Amortization	Refer to calculation procedures below
19	Original Amortization	Note
20	Loan Amortization Type	Note
21	Remaining Term to Maturity	Refer to calculation procedures below
22	Original Term to Maturity	Refer to calculation procedures below
23	Loan Age	Refer to calculation procedures below
24	Contributed Current Monthly Debt Service	Refer to calculation procedures below
25	Total Current Monthly Debt Service	Note
26	Current Jr Loan Monthly Debt Service	Not applicable
27	Current Annual Debt Service	Refer to calculation procedures below
28	Current Annual Debt Service (Senior + Junior)	Refer to calculation procedures below
29	Contributed Balloon Balance	Refer to calculation procedures below
30	Total Balloon Balance	Refer to calculation procedures below
31	Current (Initial) Pmt Daycount Method, if Adjusted	Note
32	Payment Frequency	Note
33	Origination Date	Note
34	Maturity Date	Note
35	Next Payment Date	Note
36	Origination Year	Note
37	Number of Days Delinquent	N/A - Provided by Company
38	Days Delinquent Code	N/A - Provided by Company
39	Negative Amortization Loan?	Note
40	Original Loan Balance per unit	Refer to calculation procedures below
41	Current Loan Balance per unit	Refer to calculation procedures below

	Characteristic from the Data File	Source Documents used
42	% of Initial Portfolio Balance	Refer to calculation procedures below
43	Payment Due Day	Note
44	First Payment Date	Note
45	Last IO Payment Date	Note
46	First P&I Payment Date	Note
47	Default Int Base	Note
48	Default Int Margin	Note
49	Late Fee / Default Rate %	Note
50	Grace Period - Days	Note
51	Loan Purpose	Approval Memo
52	Lockbox	Note
53	Cash Management	Note
54	YM Months	Note
55	YM Type	Note
56	YM Cap/Floor %	Note
57	Original Prepayment String	Note
58	Current Prepayment String	Note
59	Original IO Period	Note
60	Remaining IO Period	Refer to calculation procedures below
61	IO Period Daycount	Note
62	IO Fee Daycount	Note
63	IO Period Coupon	Note
64	Cut-Off Date Tax Escrow Balance	Servicer Data File
65	Cut-Off Date Insurance Escrow Balance	Servicer Data File
66	Cut-Off Date Replacement / Holdback Reserve / Other	Servicer Data File
67	Cut-Off Date TI/LC/Rollover Balance	Servicer Data File
68	Cut-Off Date Suspense / Partial DS Payments	Servicer Data File
69	Total Cut-Off Date Reserve Balance	Servicer Data File
70	Monthly Capex/FF&E Reserve	Servicer Data File
71	Monthly Engineering Reserve	Servicer Data File
72	Monthly Environment Reserve	Servicer Data File
73	Monthly TI/LC Reserve	Servicer Data File
74	Monthly RE Taxes Reserve	Servicer Data File
75	Monthly Insurance Reserve	Servicer Data File
76	Monthly Other Reserve	Servicer Data File
77	Originator Name	Note
78	Borrower Name	Note
79	Related Borrower	Note
80	Recourse (Y /N)	Note / Mortgage / Guaranty
81	To Borrower, Guarantor or Both	Note / Mortgage / Guaranty
82	Max. Recourse Obligation to Guarantors/Warm Body Borrower	Note / Mortgage / Guaranty
83	Bad Boy Carve-Outs	Note / Mortgage / Guaranty
84	# Borrowers	Note

	Characteristic from the Data File	Source Documents used
85	Recourse to # Borrowers	Note / Mortgage / Guaranty
86	Borrower Type (main borrower)	Note
87	Borrower If Entity, Entity Name	Note
88	# Guarantors	Note / Mortgage / Guaranty
89	Guarantor Type	Note / Mortgage / Guaranty
90	Guarantor If Entity, Entity Name	Note / Mortgage / Guaranty
91	Guarantor If Person, First Name	Note / Mortgage / Guaranty
92	Guarantor If Person, Last Name	Note / Mortgage / Guaranty
93	Property Type	Appraisal
94	Property SubType	Appraisal
95	Street	Appraisal
96	City	Appraisal
97	Street Address	Appraisal
98	State	Appraisal
99	ZIP (5-Digit)	Appraisal
100	Country	Appraisal
101	Year(s) Built / Renov	Appraisal
102	Year Built	Appraisal
103	Year Renovated	Appraisal
104	NRA	Appraisal / Rent Roll
105	Sq Ft/Units	Appraisal / Rent Roll
106	Number of Buildings	Appraisal
107	Single Tenant (Yes / No)	Appraisal / Rent Roll
108	Owner Occupied (Yes / No)	Appraisal / Rent Roll
109	PML % (Probable Max Loss)	Seismic Report / Engineering Report
110	Seismic Zone (From AEI)	Seismic Map
111	Earthquake Insurance Required (Yes / No)	Insurance Certificate
112	Insurance Policy Expiration Date	Insurance Certificate
113	Fire and Peril Coverage	Insurance Certificate
114	General Commercial Liability Coverage	Insurance Certificate
115	Terrorism Insurance Required (Yes/No)	Insurance Certificate
116	Ownership Interest	Title Policy
117	Ground Lease (Yes / No)	Ground Lease
118	Annual Ground Lease Payment	Ground Lease
119	Ground Lease Expiration	Ground Lease
120	Latest Appraisal As-Is Value	Appraisal
121	Latest Appraisal As-Is As Of (Unformatted)	Appraisal
122	Latest Appraisal Stabilized Value (1)	Appraisal
123	Latest Appraisal Stabilized As Of (Unformatted)	Appraisal
124	Current LTV	Refer to calculation procedures below
125	Current Contributed LTV	Refer to calculation procedures below
126	Total Balloon LTV	Refer to calculation procedures below

	Characteristic from the Data File	Source Documents used
127	Current Contributed Balloon LTV	Refer to calculation procedures below
128	Latest Appraisal Occupancy Assumption	Appraisal
129	Latest Appraisal Revenue Assumption	Appraisal
130	Latest Appraisal Expense Assumption	Appraisal
131	Latest Appraisal NOI Assumption	Appraisal
132	Latest Appraisal NCF Assumption	Appraisal
133	Latest Appraisal Cap Rate Assumption	Appraisal
134	Latest Appraisal Replacement Cost	Appraisal
135	Replacement Cost as of Date	Appraisal
136	Amount of Deferred Maintenance Per Appraisal	Appraisal
137	Deferred Maintenance Description Per Appraisal	Appraisal
138	Sec 8 Units Per Appraisal or Rent Roll	Appraisal / Rent Roll
139	% Sec 8	Appraisal / Rent Roll
140	Sec 42 Per Appraisal	Appraisal
141	Stu Housing Per Appraisal	Appraisal
142	Latest Appraisal Firm	Appraisal
143	Latest Appraiser MAI?	Appraisal
144	Environmental Date	Phase I Report
145	Environmental Type	Phase I Report
146	Environmental RECs in Ph I?	Phase I Report
147	Phase II (Yes / No)	Phase II Report
148	Phase II Date	Phase II Report
149	PCR Date	Engineering Report
150	Seismic Report Date	Seismic Report
151	Tenant#1	Rent Roll / Appraisal
152	Tenant#1 % of prop	Rent Roll / Appraisal
153	Tenant#1 Exp. Date	Rent Roll / Appraisal
154	Tenant#2	Rent Roll / Appraisal
155	Tenant#2 % of prop	Rent Roll / Appraisal
156	Tenant#2 Exp. Date	Rent Roll / Appraisal
157	Tenant#3	Rent Roll / Appraisal
158	Tenant#3 % of prop	Rent Roll / Appraisal
159	Tenant#3 Exp. Date	Rent Roll / Appraisal
160	Tenant#4	Rent Roll / Appraisal
161	Tenant#4 % of prop	Rent Roll / Appraisal
162	Tenant#4 Exp. Date	Rent Roll / Appraisal
163	Tenant#5	Rent Roll / Appraisal
164	Tenant#5 % of prop	Rent Roll / Appraisal
165	Tenant#5 Exp. Date	Rent Roll / Appraisal
166	Tenant#6	Rent Roll / Appraisal
167	Tenant#6 % of prop	Rent Roll / Appraisal
168	Tenant#6 Exp. Date	Rent Roll / Appraisal

	Characteristic from the Data File	Source Documents used
169	Tenant#7	Rent Roll / Appraisal
170	Tenant#7 % of prop	Rent Roll / Appraisal
171	Tenant#7 Exp. Date	Rent Roll / Appraisal
172	Tenant#8	Rent Roll / Appraisal
173	Tenant#8 % of prop	Rent Roll / Appraisal
174	Tenant#8 Exp. Date	Rent Roll / Appraisal
175	Tenant#9	Rent Roll / Appraisal
176	Tenant#9 % of prop	Rent Roll / Appraisal
177	Tenant#9 Exp. Date	Rent Roll / Appraisal
178	Tenant#10	Rent Roll / Appraisal
179	Tenant#10 % of prop	Rent Roll / Appraisal
180	Tenant#10 Exp. Date	Rent Roll / Appraisal
181	Most Recent Revenues	Rent Roll / UW Model
182	Most Recent Revenues As Of	Rent Roll / UW Model
183	2nd Most Recent Revenues	Rent Roll / UW Model
184	2nd Most Recent Rev As Of	Rent Roll / UW Model
185	3rd Most Recent Revenues	Rent Roll / UW Model
186	3rd Most Recent Rev As Of	Rent Roll / UW Model
187	UW Revenues	UW Model
188	UW Revenues As Of	UW Model
189	Most Recent Expenses	Rent Roll / UW Model
190	Most Recent Expenses As Of	Rent Roll / UW Model
191	2nd Most Recent Expenses	Rent Roll / UW Model
192	2nd Most Recent Expenses As Of	Rent Roll / UW Model
193	3rd Most Recent Expenses	Rent Roll / UW Model
194	3rd Most Recent Expenses As Of	Rent Roll / UW Model
195	UW Expenses	UW Model
196	UW Expenses As Of	UW Model
197	Most Recent NOI	Rent Roll / UW Model
198	Most Recent NOI As Of	Rent Roll / UW Model
199	2nd Most Recent NOI	Rent Roll / UW Model
200	2nd Most Recent NOI As Of	Rent Roll / UW Model
201	3rd Most Recent NOI	Rent Roll / UW Model
202	3rd Most Recent NOI As Of	Rent Roll / UW Model
203	UW NOI	UW Model
204	UW NOI As Of	UW Model
205	Most Recent Capex	Rent Roll / UW Model
206	Most Recent Capex As Of	Rent Roll / UW Model
207	2nd Most Recent Capex	Rent Roll / UW Model
208	2nd Most Recent Capex As Of	Rent Roll / UW Model
209	3rd Most Recent Capex	Rent Roll / UW Model
210	3rd Most Recent Capex As Of	Rent Roll / UW Model

	Characteristic from the Data File	Source Documents used
211	UW Capex	UW Model
212	UW Capex As Of	UW Model
213	Most Recent NCF	Rent Roll / UW Model
214	Most Recent NCF As Of	Rent Roll / UW Model
215	2nd Most Recent NCF	Rent Roll / UW Model
216	2nd Most Recent NCF As Of	Rent Roll / UW Model
217	3rd Most Recent NCF	Rent Roll / UW Model
218	3rd Most Recent NCF As Of	Rent Roll / UW Model
219	UW NCF	UW Model
220	UW NCF As Of	UW Model
221	Current Occupancy	Rent Roll / UW Model / Appraisal
222	Current Occupancy As Of	Rent Roll / UW Model / Appraisal
223	Most Recent Occupancy	Rent Roll / UW Model / Appraisal
224	Most Recent Occupancy As Of	Rent Roll / UW Model / Appraisal
225	2nd Most Recent Occupancy	Rent Roll / UW Model / Appraisal
226	2nd Most Recent Occupancy As Of	Rent Roll / UW Model / Appraisal
227	UW Occupancy	UW Model
228	UW Occupancy As Of	UW Model
229	UW NOI DSCR	Refer to calculation procedures below
230	UW NOI ICR	Refer to calculation procedures below
231	Contributed UW NOI DSCR	Refer to calculation procedures below
232	Contributed UW NOI ICR	Refer to calculation procedures below
233	Latest NOI DSCR	Refer to calculation procedures below
234	Latest NOI ICR	Refer to calculation procedures below
235	Contributed Latest NOI DSCR	Refer to calculation procedures below
236	Contributed Latest NOI ICR	Refer to calculation procedures below
237	Sponsor Name	Note / Mortgage / Guaranty / ASR
238	UW NCF DSCR	Refer to calculation procedures below
239	UW NCF ICR	Refer to calculation procedures below
240	UW NOI DY	Refer to calculation procedures below
241	UW NCF DY	Refer to calculation procedures below

(1)	At the request of the Company, we were instructed to compare the “Latest Appraisal Stabilized Value” to the “As-Is” value set forth on the related Appraisal for those Mortgage Assets where an “As-Stabilized” value was not provided in the Appraisal.

Calculation Procedures

With respect to Characteristic 10, we recomputed the Current Balance by rolling the Original Balance (as set forth on the Note) forward to the Cut-off Date (assumed to be March 6, 2017 as instructed by representatives of the Company) using the First P&I Payment Date (as set forth on the Note), Gross Coupon (as set forth on the Note), Contributed Current Monthly Debt Service (as determined below) and the Current (Initial) Pmt Daycount Method, if Adjusted (as set forth on the Note).

With respect to Characteristic 15, we were instructed by representatives of the Company to set the Contributed Current Balance equal to the Current Balance (as determined above).

With respect to Characteristic 18, we recomputed the Remaining Amortization by subtracting the Loan Age (as determined below) from the Original Amortization (as set forth on the Note). For this procedure with respect to those Mortgage Assets with an interest only period (as determined from the Note), we first reduced the Loan Age as of the Cut-off Date by the Original IO period (as set forth on the Note) (but to an amount not less than zero) before subtracting it from the Original Amortization (as set forth on the Note).

With respect to Characteristic 21, we recomputed the Remaining Term to Maturity by subtracting the Loan Age (as determined below) from the Original Term to Maturity (as determined below).

With respect to Characteristic 22, we recomputed the Original Term to Maturity by determining the number of payment dates from and inclusive of the First Payment Date (as set forth on the Note) to and inclusive of the Maturity Date (as set forth on the Note).

With respect to Characteristic 23, we recomputed the Loan Age by determining the number of payment dates from and inclusive of the First Payment Date (as set forth on the Note) to and inclusive of the Cut-off Date (as provided by the Company).

With respect to Characteristic 24, we recomputed the Contributed Current Monthly Debt Service as the product of (a) the Total Current Monthly Debt Service (as set forth on the Note) and (b) the result of dividing (i) the Current Balance (as determined above) by (ii) the sum of (x) the Current Balance (as determined above) and (y) the Pari Passu Loan Balance (as set forth on the Note).

With respect to Characteristic 27, we recomputed the Current Annual Debt Service by multiplying the Contributed Current Monthly Debt Service (as determined above) by 12.

With respect to Characteristic 28, we recomputed the Current Annual Debt Service (Senior + Junior) by multiplying the Total Current Monthly Debt Service (as set forth on the Note) by 12.

With respect to Characteristic 29, we were instructed by representatives of the Company to set the Contributed Balloon Balance equal to the Total Balloon Balance (as determined below).

With respect to Characteristic 30, we recomputed the Total Balloon Balance by rolling the Current Balance (as determined above) forward to the Maturity Date (as set forth on the Note) using the First P&I Payment Date (as set forth on the Note), Gross Coupon (as set forth on the Note), Contributed Current Monthly Debt Service (as determined above) and the Current (Initial) Pmt Daycount Method, if Adjusted (as set forth on the Note).

With respect to Characteristic 40, we recomputed the Original Loan Balance per unit by dividing the (i) sum of the (a) Original Balance (as set forth on the Note) and (b) Pari Passu Loan Balance (as set forth on the Note) by the (ii) Sq Ft/Units (as set forth on the Appraisal / Rent Roll).

With respect to Characteristic 41, we recomputed the Current Loan Balance per unit by dividing the (i) sum of the (a) Current Balance (as determined above) and (b) Pari Passu Loan Balance (as set forth on the Note) by the (ii) Sq Ft/Units (as set forth on the Appraisal / Rent Roll).

With respect to Characteristic 42, we recomputed the % of Initial Portfolio Balance by dividing the Contributed Current Balance (as determined above) by the Cut-off Date aggregate initial pool balance.

With respect to Characteristic 60, we recomputed the Remaining IO Period (not less than zero) by subtracting the Loan Age (as determined above) from the Original IO period (as set forth on the Note).

With respect to Characteristic 124, we recomputed the Current LTV by dividing the (i) sum of the (a) Current Balance (as determined above) and (b) Pari Passu Loan Balance (as set forth on the Note) by the (ii) Latest Appraisal As-Is Value (as set forth on the Appraisal).

With respect to Characteristic 125, we recomputed the Current Contributed LTV by dividing the (i) sum of the (a) Contributed Current Balance (as determined above) and (b) Pari Passu Loan Balance (as set forth on the Note) by the (ii) Latest Appraisal As-Is Value (as set forth on the Appraisal).

With respect to Characteristic 126, we recomputed the Total Balloon LTV as the product of (a) the result of dividing (i) the Total Balloon Balance (as determined above) by (ii) the Latest Appraisal Stabilized Value (as set forth on the Appraisal) and (b) the result of dividing (i) the sum of (x) the Current Balance (as determined above) and (y) the Pari Passu Loan Balance (as set forth on the Note) by (ii) the Current Balance (as determined above).

With respect to Characteristic 127, we recomputed the Current Contributed Balloon LTV as the product of (a) the result of dividing (i) the Contributed Balloon Balance (as determined above) by (ii) the Latest Appraisal Stabilized Value (as set forth on the Appraisal) and (b) the result of dividing (i) the sum of (x) the Current Balance (as determined above) and (y) the Pari Passu Loan Balance (as set forth on the Note) by (ii) the Current Balance (as determined above).

With respect to Characteristic 229, we recomputed the UW NOI DSCR by dividing the UW NOI (as set forth on the UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 230, we recomputed the UW NOI ICR by dividing the UW NOI (as set forth on the UW Model) by the Annual Debt Interest Amount (determined as the product of (a) the sum of (i) the Current Balance (as determined above) and (ii) the Pari Passu Loan Balance (as set forth on the Note), (b) the Gross Coupon (as set forth on the Note) and (c) for those Mortgage Assets with an Actual / 360 interest accrual basis (as set forth on the Note), a fraction equal to 365/360).

With respect to Characteristic 231, we recomputed the Contributed UW NOI DSCR by dividing the UW NOI (as set forth on the UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 232, we recomputed the Contributed UW NOI ICR by dividing the UW NOI (as set forth on the UW Model) by the Annual Contributed Interest Amount (determined as the product of (a) the sum of (i) the Contributed Current Balance (as determined above) and (ii) the Pari Passu Loan Balance (as set forth on the Note), (b) the Gross Coupon (as set forth on the Note) and (c) for those Mortgage Assets with an Actual / 360 interest accrual basis (as set forth on the Note), a fraction equal to 365/360).

With respect to Characteristic 233, we recomputed the Latest NOI DSCR by dividing the Most Recent NOI (as set forth on the Rent Roll / UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 234, we recomputed the Latest NOI ICR by dividing the Most Recent NOI (as set forth on the Rent Roll / UW Model) by the Annual Debt Interest Amount (as determined above).

With respect to Characteristic 235, we recomputed the Contributed Latest NOI DSCR by dividing the Most Recent NOI (as set forth on the Rent Roll / UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 236, we recomputed the Contributed Latest NOI ICR by dividing the Most Recent NOI (as set forth on the Rent Roll / UW Model) by the Annual Contributed Interest Amount (as determined above).

With respect to Characteristic 238, we recomputed the UW NCF DSCR by dividing the UW NCF (as set forth on the UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 239, we recomputed the UW NCF ICR by dividing the UW NCF (as set forth on the UW Model) by the Annual Debt Interest Amount (as determined above).

With respect to Characteristic 240, we recomputed the UW NOI DY by dividing (a) the UW NOI (as set forth on the UW Model) by (b) the sum of (i) the Current Balance (as determined above) and (ii) the Pari Passu Loan Balance (as set forth on the Note).

With respect to Characteristic 241, we recomputed the UW NCF DY by dividing (a) the UW NCF (as set forth on the UW Model) by (b) the sum of (i) the Current Balance (as determined above) and (ii) the Pari Passu Loan Balance (as set forth on the Note).